Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2012
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets include the following:

	As of March 31,
	2011		2012
	(In millions)
Prepaid expenses	Rs.	1,968	Rs.	3,439	US$	68
Advances to suppliers and contractors (net of allowances of Rs. 80 million and Rs. 70 million as of March 31, 2011 and 2012 respectively)		236		325		6
Deferred income taxes (See note 17)		1,045		2,132		42
Recoverable indirect tax		540		672		13
Derivative financial instruments		273		—		—
Others (net of allowances of Rs. 537 million and Rs. 617 million as of March 31, 2011 and 2012 respectively)		774		1,186		23

Total	Rs.	4,836	Rs.	7,754	US$	152